Long term debt - Schedules (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Oct. 21, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 995,541		$ 996,718
Long-term debt	995,541		996,718
2021 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2022 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2023 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
2024 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	498,630
2025 [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	0
Thereafter [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	496,911
Series E [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 0		399,152
Stated interest rates on debentures	3.75%
Maturity date of borrowings	November 14, 2022
Series F [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 99,319		99,302
Stated interest rates on debentures	5.09%
Maturity date of borrowings	November 14, 2042
Series G [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 498,630		498,264
Stated interest rates on debentures	4.19%
Maturity date of borrowings	June 24, 2024
Series H [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured debentures	$ 397,592		$ 0
Stated interest rates on debentures	2.95%	2.95%
Maturity date of borrowings	October 21, 2027